Related Party Transactions - Summary of Compensation of Key Officers by Benefit Type (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	₱ 384	₱ 582	₱ 390
Other long-term employee benefits (Note 25)	168	72	448
Post-employment benefits	22	23	22
Total compensation paid to key officers of the PLDT Group	₱ 574	₱ 677	₱ 860